Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (4,487,358)	$ (2,631,928)	$ (38,826,762)	$ (14,417,786)
Adjustments to reconcile net loss to net cash provided by operating activities:
Non-cash expense for share-based compensation	2,158,749		20,869,721
Non-cash expense for share issued for service providers			1,000,000
Non-cash offering costs for convertible note			2,512,000
Non-cash finance cost for debt conversion			340,159
Amortization of discount on convertible bonds				807,860
Depreciation of equipment	123,799	142,518	525,295	607,138
Depreciation of right-of-use assets	53,712	41,981	185,107	183,198
Amortization of intangible assets	385,139	831,392	2,186,175	3,200,843
Reversal of provision for doubtful debts			143,748
Impairment loss on receivables			3,158,042
Gain on disposal of subsidiaries			(21,738,102)
Goodwill impairment			14,941,955
Deferred income taxes	(92,426)	54,704	127,660	494,737
Gain on disposal of fixed assets	401			(36,519)
Unrealized foreign exchange loss/(gain)	328,269	(124,690)	(659,467)	(65,981)
Changes in operating assets and liabilities:
Accounts receivable	33,923	(110,270)	140,559	605,202
Prepayments, receivables and other assets	(4,918,772)	9,477,057	7,980,401	2,502,972
Prepayments to remittance agents			98,603	(45,631)
Lease liabilities			(213,709)	(192,097)
Escrow money payable		218,542	10,386	80,006
Client money payable		146,847	(416,711)	(1,593,194)
Accounts payable, accruals and other payables	(4,068,655)	(7,014,740)	14,220,717	(4,827,110)
Interest payable on convertible bonds		952,736
Amount due from a director	729,198
Amounts due to immediate holding company	23,766		(393,227)	(391,432)
Amounts due from related parties	(3,652)		4,183,438	(5,348,525)
Amounts due to related parties	8,245,995	(2,205,121)	(6,925,748)	3,149,825
Net cash provided by/(used in) operating activities	(1,487,912)	(220,972)	3,450,240	(15,286,494)
Cash flows from investing activities:
Decrease in short-term investments		615		1,700,000
Cash acquired from business combination			43,508
Acquisition of a subsidiary			(31,868)
Purchases of property, plant and equipment	(175,158)	(12,058)	(576,674)	(291,856)
Proceed received from disposal of property, plant and equipment	596			36,679
Net cash (used in)/provided by investing activities	(174,562)	(11,443)	(565,034)	1,444,823
Cash flows from financing activities:
Proceeds from borrowings		639,210	640,935	1,251,752
Repayment of borrowings		(95,742)	(221,258)	(2,212,067)
Proceeds from receivable factoring	433,287	586,789	2,030,659	2,210,415
Repayment of receivable factoring	(218,974)	(610,559)	(2,183,787)	(2,447,748)
Payment of principal elements of lease liabilities	(65,286)	(46,295)
Proceeds from convertible bonds			1,750,000
Payment of interest elements of lease liabilities	(7,416)	(2,952)
Net cash provided by/(used in) financing activities	141,611	470,451	2,016,549	(1,197,648)
Net increase/(decrease) in cash and cash equivalents	(1,520,863)	238,036	4,901,755	(15,039,319)
Cash and cash equivalents, restricted cash and escrow money receivable at beginning of year	63,862,139	58,960,384	58,960,384	73,999,703
Cash and cash equivalents, restricted cash and escrow money receivable at end of year	62,341,276	59,198,420	63,862,139	58,960,384
Supplemental disclosure of cash flow information:
Income taxes received/(paid)	(140,905)	(15,825)	(445,530)	761,333
Interest paid	$ (48,773)	$ (346,270)	$ (1,073,407)	$ (1,819,174)